Code on Social Security 2020	12 Months Ended
Mar. 31, 2024
Disclosure Of Code Of Social Security2020 [Abstract]
Code on Social Security, 2020
39)
CODE ON SOCIAL SECURITY, 2020

The Parliament of India has approved the Code on Social Security, 2020 which would impact the contributions by the Group towards defined benefit liability. The effective date from which the changes are applicable is yet to be notified and the rules are yet to be framed. The Group will carry out an evaluation of the impact and record the same in the financial statements in the period in which the Code becomes effective and the related rules are published.